UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-05308
Investment Company Act file

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett
300 South Wacker Drive
Suite 2880
Chicago, IL 60606
(Name and address of agent for service)

1-312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/11

Date of reporting period: 7/1/2010 – 6/30/2011

Item 1. Proxy Voting Record.

PROXY VOTING RECORDS	PERRITT MICROCAP OPPORTUNITIES FUND				ONLY

Issuer	Symbol	CUSIP	Mtg Date	Proposal*	Proposed By**	Voted***	For/Against	For Management****
Stealthgas Inc.	GASS	Y81669106	8/23/2010	1,2	M	Y	For	Y
Rentrak Corporation	RENT	760174102	8/26/2010	1,2	M	Y	For	Y
Virtusa Corporation	VRTU	92827P102	9/8/2010	1,2	M	Y	For	Y
American Software, Inc.	AMSWA	029683109	8/16/2010	1,2,3	M	Y	For	Y
Nicholas Financial, Inc.	NICK	65373J209	8/11/2010	1,2,47	M	Y(e)	For	Y
Methode Electronics, Inc.	MEI	591520200	9/16/2010	1,2,3	M	Y	For	Y
Radvision Ltd.	RVSN	M81869105	8/31/2010	36	M	Y	Against	N
PC Mall, Inc.	MALL	69323K100	9/20/2010	1,2	M	Y	For	Y
Alvarion Ltd.	ALVR	M0861T100	8/31/2010	1,2,3,10b	M	Y	For	Y
Perma-Fix Environmental Services, Inc.	PESI	714157104	9/29/2010	1,2,3	M	Y	For	Y
Cal-Maine Foods, Inc.	CALM	128030202	10/15/2010	1,2	M	Y	For	Y
Cal-Maine Foods, Inc.	CALM	128030202	10/15/2010	30b	S	Y	Against	Y
Kimball International, Inc.	KBALB	494274103	10/19/2010	1	M	Y	For	Y
Landec Corporation	LNDC	514766104	10/14/2010	1,2	M	Y	For	Y
Magnum Hunter Resources Corporation	MHR	55973B102	10/27/2010	1,2,3,4a,8,12	M	Y	For	Y
John B. Sanfilippo & Son, Inc.	JBSS	800422107	11/3/2010	1,2	M	Y	For	Y
ATC Technology Corporation	ATAC	00211W104	10/22/2010	13,16	M	Y	For	Y
Tuesday Morning Corporation	TUES	899035505	11/10/2010	1,2	M	Y	For	Y
Oplink Communicatins, Inc.	OPLK	68375Q403	11/10/2010	1,3	M	Y	For	Y
Allied Healthcare Products, Inc.	AHPI	019222108	11/11/2010	1	M	Y	For	Y
SWS Group Inc.	SWS	78503N107	11/18/2010	1,2	M	Y	For	Y
Versar, Inc.	VSR	925297103	11/17/2010	1,2,3	M	Y	For	Y
Globecomm Systems, Inc.	GCOM	37956X103	11/18/2010	1,2	M	Y	For	Y
Flexsteel Industries, Inc.	FLXS	339382103	12/6/2010	1,12	M	Y	For	Y
Aceto Corporation	ACET	004446100	12/2/2010	1,2,3	M	Y	For	Y
Star Bulk Carriers Corp.	SBLK	Y8162K105	11/15/2010	1,2	M	Y	For	Y
Radvision Ltd.	RVSS	M81869105	11/17/2010	1,2	M	Y	For	Y
KMG Chemicals, Inc.	KMGB	482564101	12/7/2010	1,2	M	Y	For	Y
Flanders Corporation	FLDR	338494107	12/7/2010	1,2	M	Y	For	Y
GP Strategies Corporation	GPX	36225V104	12/15/2010	1,2,46	M	Y	For	Y
COGO Group Inc.	COGO	192448108	12/22/2010	1,2	M	Y	For	Y
China Gerui Advanced Materials Grp.LTD.	CHOP	G21101103	12/8/2010	1,2,3	M	Y	For	Y
China Gerui Advanced Materials Grp.LTD.	CHOP	G21101103	12/8/2010	1,2,3	M	Y	For	Y
Northwest Pipe Company	NWPX	667746101	12/22/2010	1,2	M	Y	For	Y
Noah Education Holdings Ltd.	NED	65487R303	12/20/2010	1,2,28	M	Y	For	Y
Northern Technologies International, Inc.	NTIC	665809109	1/20/2011	1,2,3	M	Y	For	Y
Courier Corporation	CRRC	222660102	1/18/2011	1,2,3	M	Y	For	Y
City Telecom (H.K.) Limited	CTEL	178677209	1/21/2011	1,2,3,7,19b,28,36,45	M	Y	For	Y
FSII International, Inc.	FSII	302633102	1/19/2011	1,2,3,4a	M	Y	For	Y
Penford Corporation	PENX	707051108	1/20/2011	1,2	M	Y	For	Y
Amtech Systems, Inc.	ASYS	032332504	1/20/2011	1,2	M	Y	For	Y
Integrated Silicon Solution, Inc.	ISSI	45812P107	2/4/2011	1,2,3,10b	M	Y	For	Y
Insteel Industries, Inc.	IIIN	45774W108	2/8/2011	1,2,10b	M	Y	For	Y
Gilat Satellite Networks Ltd.	GILT	M51474118	1/31/2011	1,2,18	M	Y	For	Y
Ascent Media Corporation	ASCMA	043632108	2/24/2011	49	M	Y	For	Y
Omninova Solutions Inc.	OMN	682129101	3/17/2011	1,2,10b	M	Y	For	Y
Stewart Enterprises, Inc.	STEI	860370105	4/7/2011	1,2,10b,46	M	Y	For	Y
AEP Industries, Inc.	AEPI	001031103	4/12/2011	1,2,10b	M	Y	For	Y
Five Star Quality Care, Inc.	FVE	33832D106	5/9/2011	1,2,10b	M	Y	For	Y
Tier Technologies, Inc.	TIER	88650Q100	4/7/2011	1,2,10b	M	Y	For	Y
Virtus Investment Partners, Inc.	VRTS	92828Q109	4/28/2011	1,2,10b	M	Y	For	Y
Furniture Brands International Inc.	FBN	360921100	5/5/2011	1,2,10b	M	Y	For	Y
CE Franklin LTD.	CFK	125151100	4/25/2011	1,2	M	Y	For	Y
Cal Dive International Inc.	DVR	12802T101	5/140/2011	1,2,10b	M	Y	For	Y
Monmouth Real Estate Investment Corp.	MNR	609720107	5/5/2011	1,2,10b	M	Y	For	Y
Bioscrip, Inc.	BIOS	09069N108	4/26/2011	1,2,10b	M	Y	For	Y
Sterling Construction Company	STRL	859241101	5/6/2011	1,2,10b	M	Y	For	Y
Force Protection Inc.	FRPT	345203202	4/22/2011	1,2,3,10b	M	Y	For	Y
Vitran Corporation	VNTC	02850E107	4/25/2011	1,2,10b	M	Y	For	Y
Douglaas Dynamics, Inc.	PLOW	25960R105	5/4/2011	1,2,10b	M	Y	For	Y
Magnum Hunter Resources Corporation	MHR	55973B102	4/29/2011	1,2,3.4a,8,10b,13	M	Y	For	Y
UR-Energy Inc.	URG	91688R108	4/25/2011	1,2,3	M	Y	For	Y
The Dolan Company	DM	25659P402	5/17/2011	1,2,10b,10b1	M	Y	For	Y
Century Casinos, Inc.	CNTY	156492100	5/12/2011	1,2	M	Y	For	Y
Comfort Systems USA, Inc.	FIX	199908104	5/17/2011	1,2,10b,10b1	M	Y	For	Y
Psychemedics Corporation	PMD	744375205	5/24/2011	1,2,3	M	Y	For	Y
Magnum Hunter Resources Corporation	MHR	55973B102	4/29/2011	1,2,3.4a,8,10b,13	M	Y	For	Y
Whitestone REIT	WSR	966084204	5/10/2011	1,2,10b,10b1	M	Y	For	Y
Ducommun Incorporated	DCO	264147109	5/4/2011	1,2,10b,10b1	M	Y	For	Y
USA Truck Inc.	USAK	902925106	5/4/2011	1,10b,10b1,12	M	Y	For	Y
Midas, Inc.	MDS	595626102	5/10/2011	1,2,10b,10b1	M	Y	For	Y
Furmante Corporation	FRM	361086101	5/12/2011	1,2,10b,10b1	M	Y	For	Y
Cyberoptics Corporation	CYBE	232517102	5/23/2011	1,2,3	M	Y	For	Y
Magnum Hunter Resources Corporation	MHR	55973B102	4/29/2011	1,2,3.4a,8,10b,13	M	Y	For	Y
Orchids Paper Products Company	TIS	68572N104	5/19/2011	1,2,3,10b,10b1	M	Y	For	Y
Rimage Corporation	RIMG	766721104	5/11/2011	1,3,10b,10b1	M	Y	For	Y
L.B.Foster Company	FSTR	350060109	5/18/2011	1,2,3,10b,10b1	M	Y	For	Y
Cornerstone Therapeutics Inc.	CRTX	21924P103	5/18/2011	1,2,10b,10b1	M	Y	For	Y
PRGX Global, Inc.	PRGX	69357C503	5/24/2011	1,2,10b,10b1	M	Y	For	Y
Intersections Inc.	INTX	460981301	5/18/2011	1,2,3	M	Y	For	Y
Seabright Holdings, Inc.	SBX	811656107	5/17/2011	1,2,10b,10b1	M	Y	For	Y
Questcor Pharmaceuticals, Inc.	QCOR	74835Y101	5/19/2011	1,2,3,4,10b	M	Y	For	Y
Questcor Pharmaceuticals, Inc.	QCOR	74835Y101	5/19/2011	55	M	Y	Abstain	Y
Questcor Pharmaceuticals, Inc.	QCOR	74835Y101	5/19/2011	1,2,3,4,10b	M	Y	For	Y
Questcor Pharmaceuticals, Inc.	QCOR	74835Y101	5/19/2011	55	M	Y	Abstain	Y
Global Power Equipment Group, Inc.	GLPW	37941P306	5/19/2011	1,2,3,10b,10b1	M	Y	For	Y
Barrett Business Services, Inc.	BBSI	068463108	5/18/2011	1,2	M	Y	For	Y
Barrett Business Services, Inc.	BBSI	068463108	5/18/2011	10b	M	Y	Against	N
Barrett Business Services, Inc.	BBSI	068463108	5/18/2011	10b1	M	Y	Abstain	N
Michael Baker Corporation	BKR	057149106	5/25/2011	1,2,10b,10b1	M	Y	For	Y
Rudolph Technologies, Inc.	RTEC	781270103	5/25/2011	1,2,10b,10b1	M	Y	For	Y
Hooper Holmes, Inc.	HH	439104100	5/24/2011	1,2,10b	M	Y	For	Y
GMX Resources Inc.	GMXR	38011M108	5/26/2011	1,2,10b,10b1	M	Y	For	Y
Sanders Morris Harris Group Inc.	SMHG	80000Q104	5/26/2011	1,2,10b,12b	M	Y	For	Y
Sanders Morris Harris Group Inc.	SMHG	80000Q104	5/26/2011	10b1	M	Y	Abstain	Y
Vaalco Energy	EGY	91851C201	6/1/2011	1,2.10b,10b1	M	Y	For	Y
Astro-Med, Inc.	A LOT	04638F108	5/17/2011	1	M	Y	For	Y
Rush Enterprises, Inc.	RUSHB	781846308	5/17/2011	1,2,3,10b,10b1	M	Y	For	Y
Vaalco Energy	EGY	91851C201	6/1/2011	1,2,0b,10b1	M	Y	For	Y
Sorl Auto Parts, Inc.	SORL	78461U101	6/1/2011	1,2	M	Y	For	Y
Transcend Services, Inc.	TRCR	893929208	6/1/2011	1,2.3.10Bb10b1	M	Y	For	Y
Noah Education Holdings Ltd.	NED	65487R303	5/27/2011	3	M	Y	For	Y
Exponent, Inc.	EXPO	302214U102	6/2/2011	1,2,10b,10b1	M	Y	For	Y
Integramed America, Inc.	INMD	45810N302	6/2/2011	1,3,4a,10b,10b1	M	Y	For	Y
Pctel, Inc.	PCTL	69325Q105	6/8/2011	1,2,10b,10b1	M	Y	For	Y
Union Drilling, Inc.	UDRL	90653P105	6/9/2011	1,2,10b,10b1	M	Y	For	Y
Heelys, Inc.	HLYS	42279M107	6/9/2011	1,2	M	Y	For	Y
The Ensign Group, Inc.	ENSG	29358P101	5/26/2011	1,2,10b,10b1	M	Y	For	Y
Albany Molecular Research, Inc.	AMRI	012423109	6/1/2011	1,2,3,10b,10b1	M	Y	For	Y
Republic Airways Holdings, Inc.	RJET	760276105	6/2/2011	1,2,10b,10b1	M	Y	For	Y
Innodata Isogen, Inc.	INOD	457642205	6/7/2011	1,2,3,10b,10b1	M	Y	For	Y
Ipass Inc.	IPAS	46261V108	6/7/2011	1,2,8,10b,10b1	M	Y	For	Y
Newpark Resurces, Inc.	NR	651718504	6/9/2011	1,2,3,10b,10b1	M	Y	For	Y
Universal Electronics, Inc.	UEIC	913483103	6/9/2011	1,2,10b1,10b2	M	Y	For	Y
Nam Tai Electronics, Inc.	NTE	629865205	6/10/2011	1,2	M	Y	For	Y
Hallador Enegy Company	HNRG	40609P105	5/25/2011	1,12,12b,12c	M	Y	For	Y
CPI Aerostructures, Inc.	CVU	125919308	6/14/2011	1,2	M	Y	For	Y
Lakeland Industries, Inc.	LAKE	511795106	6/15/2011	1,2	M	Y	For	Y
Northwest Pipe Company	NWPX	667746101	6/14/2011	1,2,10b,10b1	M	Y	For	Y
Hornbeck Offshore Services, Inc.	HOS	440543106	6/23/2011	1,2,10b,10b1	M	Y	For	Y
RCM Technologies, Inc.	RCMT	749360400	6/16/2011	1,2	M	Y	For	Y
Vivus Inc.	VVUS	928551100	6/17/2011	1,2,4a,10b,10b1	M	Y	For	Y
Smith Micro Software, Inc.	SMSI	832154108	6/23/2011	1,2,10b,10b1,47	M	Y	For	Y
Harmonic Inc.	HLIT	413160102	6/22/2011	1,2,3,10b,10b1	M	Y	For	Y
Systemax Inc.	SYX	871851101	6/10/2011	1,2,10b,10b1	M	Y	For	Y
Dragonwave, Inc.	DRWI	26144M103	6/10/2011	1,2	M	Y	For	Y
Scorpio Tankers Inc.	STNG	Y7542C106	6/23/2011	1,2,51	M	Y	For	Y
U.S. Energy Corp.	USEG	911805109	6/24/2011	1,2,10b1,10b2	M	Y	For	Y
MFRI, Inc.	MFRI	552421102	6/15/2011	1,2	M	Y	For	Y
Ascent Media Corporation	ASCMA	043632108	7/11/2011	1,2,10b,10b1	M	Y	For	Y
Steinway Musical Instruments, Inc.	LVB	858495104	6/24/2011	1,2,10b,10b1	M	Y	For	Y
LMI Aerospace, Inc.	LMIA	502079106	6/28/2011	1,2,10b,10b	M	Y	For	Y
Seachange International, Inc.	SEAC	811699107	7/20/2011	1,2,3,10b,10b1	M	Y	For	Y
Mitcham Industries, Inc.	MIND	606501104	7/28/2011	1,2,4a	M	Y	For	Y
COGO Group, Inc.	COGO	192448108	7/8/2010	1,16	M	Y	For	Y
Uranium Energy Corp.	UEC	916896103	7/19/2011	1,2,10b,10b1	M	Y	For	Y
Clicksoftware Technologies Ltd.	CKSW	M25082104	7/21/2011	1,2,3,41,46	M	Y	For	Y
Integrated Silicon Solution, Inc.	ISSI	45812P107	7/20/2011	1,3,4a,10b	M	Y	For	Y

Proposals

1:Election of Directors
2:Ratification of Auditors
3.Approve amendment to stock purchase plan/restricted plan/and or incentive plan
4.(a)Approve amendment to increase (b)decrease authorized shares
5:Approve Investment Advisory Agreement
6:Shareholder request for additional information/meeting and/or proposal
7:Approve the issuance of debt and/or shares
8:Approve amendment(s) to certificate of incorporation/designation of issue
9:Approve indemnification agreement between officers and directors
10:(a)Authorized Board to fix Auditor's remuneration (b) Executive Compensation (b1) Frequency of Voting (b2) "say-on-pay" Votes
11:Approve Reorganization Transaction
	12:Approve ammendments to company's by-laws.	by-laws / articles of incorporation	(b) Approve Name Change © action by written consent
13. Approve adjournment of meeting to solicit additional proxies.
14. Amend Declaration of Trust to reduce shareholder quorum
15. Amendment to Capital Structure Changes
16. Approve Merger proposal
17. Stockholder Proposal(s)
18. Approve Independent Director as Chairman of the Board
19.(a) Declassify Board of Directors/ (b) Fix number of Directors
20. Compensation Limitations
21. Director Election Vote Standard
22.Compensation Plan fo Non-Employee Directors
23. Performance Incentive Plan/Compensation Adjustment
24. Director Term Limits
25. Competitive Pay
26.Recoup Unearned Management Bonuses
27.Separation of Chairman and CEO
28. To Receive/Approve Financial Statements
29.Approve Amendment to Employment Agreement
30.(a)Majority vote for Directors, (b)Disclosure of Political Contrib., (c)Charitable Contributions
31.(a)Executive Severance,(b) Strategy to oppose privatization
32. Approve amendment to Non-Employee Director Stock Incentive Plan
33. Stockholder proposal regarding sale of company or division of company
34. To eliminate fundamental investment restrictions
35. Authorization to dispose of shares held by the company
36. Authorization to repurchase shares
37. Amendment of restated investment management
38. Approval of a subadvisor approval policy
39. Approval of revised fundamental investment restrictions
40. Approval of amended and restated declaration of trust ..
41. To Receive the Directors Annual reports/Financial Statements
42. To give authority to allot shares up to a specific amount / or share issue premium
43 Miscellaneous Corporate Actions
44. Approval of retirement benefits
45. Dividend Declaration
46. Approve compensation plan
47. Other Discretionary Matters
48. Approval of Renewal D&O Insurance Policy
49. Approve sale / liquidation of company
50. Withhold All Nominess
51. Authorize Board to Terminate Admin.Services Agreement
52. Proposal on Cumulative Voting
53.(a) Approve Stock Split /(b) Reverse Stock Split
54. Ratify Rights Agreement
55. Approve an Advisory Resolution Regarding Frequency of Say-on-Pay Votes

Stockholder Proposals

54. Issuance of a Sustainability Report
55. Act on Stockholders Prosposal

**	M: Management
S: Shareholder(s)

***	Y: Yes
Y(e): Yes electronic
N: No

****	For Management
Y: Yes
N: No

*****	1:PCM-Perritt Capital Management
2:PMCO-Perritt MicroCap Opportunities Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)*    /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)

Date        7/22/11
* Print the name and title of each signing officer under his or her signature.